Expense Example {- Fidelity Climate Action Fund} - NF_05.31 Fidelity Climate Action Fund - Retail PRO-01 - Fidelity Climate Action Fund - Fidelity Climate Action Fund	Jun. 09, 2021 USD ($)
Expense Example:
1 year	$ 107
3 years	$ 493